Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	Mar. 20, 2020	Mar. 19, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature of operations [line Item]
Cash and cash equivalent position			$ 61,285	$ 7,389	$ 23,166	$ 27,806
Positive working capital position			63,587
Loan Agreement
Disclosure of nature of operations [line Item]
Maximum line of credit			30,298
Loan Agreement | Top of Range
Disclosure of nature of operations [line Item]
Maximum line of credit			$ 30,298
Sales of Bioseparations Operations
Disclosure of nature of operations [line Item]
Line of credit available to be drawn	$ 29,123	$ 29,123